INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 440,456	€ 354,394
Intangible assets, ending balance	645,797	440,456
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,811,219	1,611,167
Additions	337,542	202,506
Reclassification	0	0
Translation differences and other movements	1,311	(2,454)
Intangible assets, ending balance	2,150,072	1,811,219
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,370,763	1,256,773
Amortization	132,364	117,122
Translation differences and other movements	1,148	(3,132)
Intangible assets, ending balance	1,504,275	1,370,763
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	234,158	164,341
Intangible assets, ending balance	393,484	234,158
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,081,287	938,492
Additions	242,753	142,795
Reclassification	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	1,324,040	1,081,287
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	847,129	774,151
Amortization	83,427	72,978
Translation differences and other movements	0	0
Intangible assets, ending balance	930,556	847,129
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	173,613	158,817
Intangible assets, ending balance	216,958	173,613
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	516,961	474,641
Additions	75,109	42,320
Reclassification	0	0
Translation differences and other movements	0	0
Intangible assets, ending balance	592,070	516,961
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	343,348	315,824
Amortization	31,764	27,524
Translation differences and other movements	0	0
Intangible assets, ending balance	375,112	343,348
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	26,080	13,391
Intangible assets, ending balance	25,698	26,080
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	167,886	144,192
Additions	14,052	12,416
Reclassification	508	12,289
Translation differences and other movements	1,168	(1,011)
Intangible assets, ending balance	183,614	167,886
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	141,806	130,801
Amortization	14,914	14,312
Translation differences and other movements	1,196	(3,307)
Intangible assets, ending balance	157,916	141,806
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6,605	17,845
Intangible assets, ending balance	9,657	6,605
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	45,085	53,842
Additions	5,628	4,975
Reclassification	(508)	(12,289)
Translation differences and other movements	143	(1,443)
Intangible assets, ending balance	50,348	45,085
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	38,480	35,997
Amortization	2,259	2,308
Translation differences and other movements	(48)	175
Intangible assets, ending balance	€ 40,691	€ 38,480